Leases - Summary of Supplemental Balance Sheet Information Related to Leases (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease right-of-use assets	$ 262,196	$ 266,864	$ 286,194
Operating lease liabilities	$ 262,169	$ 266,846	$ 285,991
Weighted average remaining lease term	16 years	16 years	17 years
Weighted average discount rate%	3.08%	3.12%	3.23%